Long-Term Debt - Summary of Long-Term Debt (Detail) $ / shares in Units, € in Millions, shares in Millions, kr in Millions		3 Months Ended	9 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 31, 2021	Sep. 30, 2021 USD ($) term_loan vessel SecurityLoan subsidiary shares	Sep. 30, 2021 NOK (kr) term_loan vessel SecurityLoan subsidiary shares	Sep. 30, 2021 EUR (€) term_loan vessel SecurityLoan subsidiary shares	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2020 NOK (kr) vessel	Dec. 31, 2020 EUR (€) vessel	May 31, 2019 USD ($)	Jan. 26, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time			3.90%	3.90%	3.90%		3.80%	3.80%	3.80%
Total principal			$ 2,132,265,000				$ 2,087,083,000
Less unamortized discount and debt issuance costs			(19,086,000)				(31,976,000)
Total debt			2,113,179,000				2,055,107,000
Less current portion			(384,771,000)				(261,366,000)
Long-term debt (note 9)			1,728,408,000				1,793,741,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			171,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Two			452,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Three			325,600,000
Long-term Debt, Maturities, Repayments of Principal in Year Four			$ 185,500,000
Number Of Loan Agreements | SecurityLoan			7	7	7
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal			$ 868,500,000				$ 938,300,000
Number Of Debt Instruments | term_loan			7
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan			6	6	6
Number Of Vessels Held As Collateral | vessel			20	20	20		20	20	20
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			9.25%	9.25%	9.25%		9.25%	9.25%	9.25%	9.25%
Total principal			$ 243,395,000				$ 243,395,000
Debt instrument, principal amount										$ 250,000,000
Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			5.00%	5.00%	5.00%		5.00%	5.00%	5.00%
Norwegian Krone-denominated Bonds due through September 2025
Debt Instrument [Line Items]
Total principal			$ 348,630,000				$ 355,514,000
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal			868,450,000				938,280,000
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Total principal			128,439,000				152,710,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Total principal			112,184,000				112,184,000
Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			871,600,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 440,400,000
Number Of Credit Facilities | term_loan			4	4	4
Total principal			$ 431,167,000				285,000,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year			44,200,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two			65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three			$ 201,300,000
Debt Instrument, Collateral, Number of Vessels | vessel			32	32	32
Revolving Credit Facilities due through 2024 | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 150,000,000
Minimum [Member]
Debt Instrument [Line Items]
Undrawn Revolving Credit Facilities Time To Maturity			6 months
Minimum [Member] | Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.40%	1.40%
Minimum [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.11%	4.11%	4.11%
Maximum | Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.25%	4.25%
Maximum | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.41%	4.41%	4.41%
Teekay LNG
Debt Instrument [Line Items]
Less current portion			$ (350,400,000)
Minimum Level Of Free Cash Maintained Per Loan Agreements			35,000,000
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Total debt			$ 128,400,000		€ 110.9		152,700,000		€ 125.0
Debt Instrument, Collateral, Number of Vessels | vessel			2	2	2
Number Of Debt Instruments | term_loan			2
Number of Subsidiaries | subsidiary			1	1	1
Teekay LNG | Minimum [Member] | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.60%
Teekay LNG | Maximum | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.95%
Teekay Tankers
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 34,300,000				32,000,000
Minimum Level Of Free Cash Maintained Per Loan Agreements			$ 35,000,000
Teekay Tankers | Common Class A [Member] | Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			5.0	5.0	5.0
Parent Company [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 104,600,000
Total principal			$ 112,200,000			$ 112,200,000
Debt instrument, principal amount											$ 125,000,000
Debt Instrument, Interest Rate, Stated Percentage											5.00%
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares											$ 9.75
Debt Instrument, Convertible, Carrying Amount of Equity Component											$ 16,100,000
Nibor Loan [Member] | Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr				kr 3,100.0				kr 3,100.0
Senior Notes			348,600,000				$ 355,500,000
Derivative, Notional Amount			$ 360,500,000
Nibor Loan [Member] | Teekay LNG | Minimum [Member] | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.60%	4.60%
Derivative, Fixed Interest Rate			5.74%	5.74%	5.74%		5.74%	5.74%	5.74%
Nibor Loan [Member] | Teekay LNG | Maximum | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		6.00%	6.00%
Derivative, Fixed Interest Rate			7.89%	7.89%	7.89%		7.89%	7.89%	7.89%
Three Month London Interbank Offered Rate [Member] | Minimum [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.85%
Three Month London Interbank Offered Rate [Member] | Maximum | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.25%
Debt Instrument, Redemption, Period One [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			104.625%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.313%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
Transportation Equipment [Member] | Long Term Debt1 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			227.00%	227.00%	227.00%
Vessel Market Value to Loan Required Ratio			135.00%	135.00%	135.00%
Transportation Equipment [Member] | Long Term Debt2 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			212.00%	212.00%	212.00%
Vessel Market Value to Loan Required Ratio			125.00%	125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt3 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			177.00%	177.00%	177.00%
Vessel Market Value to Loan Required Ratio			125.00%	125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt4 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			149.00%	149.00%	149.00%
Vessel Market Value to Loan Required Ratio			120.00%	120.00%	120.00%